Offtake and prepayment agreements	12 Months Ended
Dec. 31, 2024
Offtake and prepayment agreements
Offtake and prepayment agreements

Note 30 Offtake and prepayment agreements

30.1 Vitol

In May 2024, GeoPark executed an offtake and prepayment agreement with Vitol C.I. Colombia S.A.S. (“Vitol”), one of the world’s leading energy and commodity companies. The offtake agreement provides for GeoPark to sell and deliver production from the Llanos 34 Block in Colombia to Vitol, for a minimum of 20 months and up to 36 months, starting on July 1, 2024.

As part of this transaction, GeoPark obtained access to committed funding from Vitol, with an initial limit of up to US$ 300,000,000, which decreases by US$ 10,000,000 per month, in prepaid future oil sales over the period of the offtake agreement. Funds committed by Vitol were available until December 31, 2024. Amounts drawn on this prepayment facility can be repaid through future oil deliveries or prepaid at any time without penalty. The interest cost is based on a SOFR risk-free rate plus a margin of 3.75% per annum. In November 2024, GeoPark drew US$ 152,000,000 under this prepayment agreement. Between February and March 2025, GeoPark repaid US$ 126,370,000 in cash and US$ 6,399,000 in kind from that amount and, as of the date of these Consolidated Financial Statements, US$ 19,231,000 remain outstanding.

30.2 Trafigura

In August 2024, GeoPark executed an offtake and prepayment agreement with C.I. Trafigura Petroleum Colombia S.A.S. (“Trafigura”), one of the world’s leading commodity traders. The offtake agreement provides for GeoPark to sell and deliver the light crude oil production from the CPO-5 Block in Colombia to Trafigura, for 12 months, starting on August 1, 2024.

As part of this transaction, GeoPark obtained access to committed funding from Trafigura for up to US$ 100,000,000 in prepaid future oil sales over the period of the offtake agreement. Funds committed by Trafigura are available until June 30, 2025, subject to certain conditions. Amounts drawn on this prepayment facility can be repaid through future oil deliveries or prepaid at any time without penalty. The interest cost is based on a SOFR risk-free rate plus a margin of 3.50% per annum. As of the date of these Consolidated Financial Statements, GeoPark has not withdrawn any amount under this prepayment agreement.